Income Tax (Details 1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Current expense (benefit):
Federal			$ 0	$ 93
State			467	123
Total current expense (benefit):			467	216
Deferred expense (benefit):
Federal			68	172
State			62	(18)
Total deferred expense (benefit):			130	154
Total income tax expense (benefit):	$ 395	$ 171	$ 597	$ 370